Note 21 - Selected Quarterly Financial Data (Unaudited) (Details) - Selected Quarterly Financial Data (Unaudited) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Selected Quarterly Financial Data (Unaudited) [Abstract]
Total interest income	$ 7,343	$ 7,151	$ 7,066	$ 7,035	$ 7,055	$ 6,911	$ 6,919	$ 6,989
Total interest expense	988	959	990	883	1,005	999	1,033	1,033	$ 3,820	$ 4,070	$ 5,250
Net interest income	6,355	6,192	6,076	6,152	6,050	5,912	5,886	5,956	24,775	23,804	22,928
Provision for loan losses	105	105		105		70	120	180	315	370	196
Net interest income after provision for loan losses	6,250	6,087	6,076	6,047	6,050	5,842	5,766	5,776	24,460	23,434	22,732
Total noninterest income	1,178	1,108	962	796	1,026	990	857	715	4,044	3,588	3,145
Total noninterest expense	5,380	4,669	5,217	4,811	4,638	4,385	4,598	4,229	20,077	17,850	16,870
Income before income taxes	2,048	2,526	1,821	2,032	2,438	2,447	2,025	2,262	8,427	9,172	9,007
Income taxes	298	544	316	404	550	529	414	499	1,562	1,992	1,979
Net income	$ 1,750	$ 1,982	$ 1,505	$ 1,628	$ 1,888	$ 1,918	$ 1,611	$ 1,763	$ 6,865	$ 7,180	$ 7,028
Net income
Basic (in Dollars per share)	$ 0.93	$ 0.96	$ 0.73	$ 0.79	$ 0.92	$ 0.94	$ 0.79	$ 0.87	$ 3.41	$ 3.52	$ 3.48
Diluted (in Dollars per share)	$ 0.92	$ 0.96	$ 0.73	$ 0.78	$ 0.92	$ 0.93	$ 0.79	$ 0.86	$ 3.39	$ 3.50	$ 3.47
Average shares outstanding:
Basic (in Shares)	1,884,484	2,064,054	2,058,986	2,053,660	2,049,536	2,044,124	2,038,026	2,033,480	2,014,966	2,041,635	2,016,862
Diluted (in Shares)	1,893,345	2,072,639	2,068,313	2,062,867	2,059,561	2,052,012	2,044,564	2,039,515	2,024,120	2,049,506	2,024,040